FINANCIAL INSTRUMENTS - Significant Unobservable Inputs (Details)	Jun. 30, 2023 USD ($) item	Jun. 30, 2022 USD ($)
Risk-free interest rate
Financial instruments
Significant unobservable input		0.0302
Volatility
Financial instruments
Significant unobservable input		0.7369
Minimum | Risk-free interest rate
Financial instruments
Significant unobservable input	0.0417
Minimum | Volatility
Financial instruments
Significant unobservable input | item	0.866
Maximum | Risk-free interest rate
Financial instruments
Significant unobservable input	0.0547
Maximum | Volatility
Financial instruments
Significant unobservable input	0.995